Exhibit 99.17

Client Name:
Client Project Name:	OBX 2023-NQM5
Start - End Dates:	1/11/2023 - 4/26/2023
Deal Loan Count:	12

Rating Agency ATR QM Data Fields

Loans in Report:	12

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
4000008562	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	XXXXXX
4000008816	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	XXXXXX
4000009683	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	Yes	XXXXXX
4000009814	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	XXXXXX
4000010002	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	XXXXXX
4000010152	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	XXXXXX
4000010154	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	XXXXXX
4000010230	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	XXXXXX
4000010879	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	XXXXXX
4000011494	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	Unemployed	Permanent Resident Alien	Permanent Resident Alien	(No Data)	(No Data)	XXXXXX
4000011577	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	XXXXXX
4000011624	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	XXXXXX	XXXXXX	XXXXXX	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	XXXXXX

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